Expected credit loss measurement - Potential effect on stage 1 and stage 2 positions from changing scenario weights or moving to an ECL lifetime calculation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	$ (1,091)	$ (1,165)	$ (1,468)
Weighted average
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	$ (526)	$ (503)
ECL with adjusted probabilities of scenario weights in percent of baseline	160.00%	130.00%
Weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	$ (136)
Weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(43)
Weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(136)
Weighted average | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(86)
Weighted average | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(125)
Baseline ECL scenario
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(329)	$ (387)
Baseline ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(25)
Baseline ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(26)
Baseline ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(97)
Baseline ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(67)
Baseline ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(114)
Upside ECL scenario
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(295)
Upside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(13)
Upside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(22)
Upside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(84)
Upside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(66)
Upside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(111)
Stagflationary Geopolitical Crisis
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(1,204)
Stagflationary Geopolitical Crisis | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(523)
Stagflationary Geopolitical Crisis | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(176)
Stagflationary Geopolitical Crisis | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(199)
Stagflationary Geopolitical Crisis | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(162)
Stagflationary Geopolitical Crisis | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(145)
Global crisis
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(638)
Global crisis | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(184)
Global crisis | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(30)
Global crisis | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(174)
Global crisis | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(97)
Global crisis | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(153)
Lifetime weighted average
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(1,267)
Lifetime weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(473)
Lifetime weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(126)
Lifetime weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(235)
Lifetime weighted average | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(153)
Lifetime weighted average | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(281)
UBS AG
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(1,091)	(1,165)	$ (1,468)
UBS AG | Weighted average
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	$ (526)	$ (503)
ECL with adjusted probabilities of scenario weights in percent of baseline	160.00%	130.00%
UBS AG | Weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	$ (136)
UBS AG | Weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(43)
UBS AG | Weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(136)
UBS AG | Weighted average | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(86)
UBS AG | Weighted average | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(125)
UBS AG | Baseline ECL scenario
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(329)	$ (387)
UBS AG | Baseline ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(25)
UBS AG | Baseline ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(26)
UBS AG | Baseline ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(97)
UBS AG | Baseline ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(67)
UBS AG | Baseline ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(114)
UBS AG | Upside ECL scenario
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(295)
UBS AG | Upside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(13)
UBS AG | Upside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(22)
UBS AG | Upside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(84)
UBS AG | Upside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(66)
UBS AG | Upside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(111)
UBS AG | Stagflationary Geopolitical Crisis
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(1,204)
UBS AG | Stagflationary Geopolitical Crisis | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(523)
UBS AG | Stagflationary Geopolitical Crisis | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(176)
UBS AG | Stagflationary Geopolitical Crisis | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(199)
UBS AG | Stagflationary Geopolitical Crisis | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(162)
UBS AG | Stagflationary Geopolitical Crisis | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(145)
UBS AG | Global crisis
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(638)
UBS AG | Global crisis | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(184)
UBS AG | Global crisis | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(30)
UBS AG | Global crisis | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(174)
UBS AG | Global crisis | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(97)
UBS AG | Global crisis | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(153)
UBS AG | Lifetime weighted average
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(1,267)
UBS AG | Lifetime weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(473)
UBS AG | Lifetime weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(126)
UBS AG | Lifetime weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(235)
UBS AG | Lifetime weighted average | SME clients
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	(153)
UBS AG | Lifetime weighted average | Other segments
ECL Measurement Sensitivity Analysis [Table]
Total ECL allowances and provisions	$ (281)